Leases - Summary of Quantitative Information about Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset
Right-of-use assets	$ 3,277	$ 4,818	$ 5,183
Lease liabilities
Current	1,863	1,898
Non-current	2,233	3,737
Total	4,096	5,635	$ 5,991
Office buildings [Member]
Right-of-use asset
Right-of-use assets	$ 3,277	$ 4,818